Net Loss Per Share	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 8. Net Loss Per Share

During the years ended August 31, 2016 and 2015, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share because to do so would be antidilutive.

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2016 and 2015:

	Years Ended August 31,
	2016	2015
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(4,637,313)	$(8,092,744)
Denominator:
Weighted average number of common shares outstanding	27,295,540	25,131,836
Basic and diluted EPS	$(0.17)	$(0.32)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	720,001	1,267,502
Warrants	11,586,631	7,646,537
Convertible debt	2,685,524	2,498,254
Warrants issuable upon conversion of debt (See "NOTE 3 - Debt" above)	2,678,280	2,498,254
Total shares not included in the computation of diluted losses per share	17,670,436	13,910,547